Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.8%
Australia – 8.0%
79,260 AGL Energy Ltd. (Utilities) $ 647,588
470,365 ANZ Group Holdings Ltd.
(Banks) 9,885,158
132,198 Brambles Ltd. (Commercial &
Professional Services) 1,735,203
5,266 Cochlear Ltd. (Health Care
Equipment & Services) 1,024,766
151,408 Commonwealth Bank of
Australia (Banks) 14,122,711
228,257 Computershare Ltd.
(Commercial & Professional
Services) 3,979,174
589,663 Fortescue Ltd. (Materials) 8,316,951
11,681 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 297,971
565,924 Insurance Australia Group Ltd.
(Insurance) 2,876,056
49,936 JB Hi-Fi Ltd. (Consumer
Discretionary Distribution &
Retail) 2,748,314
421,272 National Australia Bank Ltd.
(Banks) 10,906,865
667,320 Northern Star Resources Ltd.
(Materials) 7,309,993
12,969 Pro Medicus Ltd. (Health Care
Equipment & Services) 1,596,284
746,900 Scentre Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,877,630
2,037,873 Telstra Group Ltd.
(Telecommunication Services) 5,454,429
373,019 Westpac Banking Corp. (Banks) 8,151,405
80,930,498
Austria – 0.3%
46,689 Erste Group Bank AG (Banks) 2,558,489
Belgium – 0.8%
44,821 Colruyt Group NV (Consumer
Staples Distribution & Retail) 2,086,505
6,878 D’ieteren Group (Consumer
Discretionary Distribution &
Retail) 1,456,437
16,541 Fagron (Health Care Equipment
& Services) 342,233
25,183 UCB SA (Pharmaceuticals,
Biotechnology & Life Sciences) 4,545,963
8,431,138
China – 1.1%
248,432 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 10,857,048
Denmark – 3.8%
15,439 Genmab A/S (Pharmaceuticals,
Biotechnology & Life
Sciences)* 3,742,936
32,161 Jyske Bank A/S (Banks) 2,503,118
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
1,930 NKT A/S (Capital Goods)* $ 182,628
231,824 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 27,496,997
28,823 Pandora A/S (Consumer
Durables & Apparel) 4,750,551
12,409 Scandinavian Tobacco Group
A/S (Food, Beverage &
Tobacco)
(a)
190,493
7,632 Vestas Wind Systems A/S
(Capital Goods)* 167,932
39,034,655
France – 11.1%
66,429 Air Liquide SA (Materials) 12,828,127
63,224 Airbus SE (Capital Goods) 9,253,238
12,825 Capgemini SE (Software &
Services) 2,768,927
2,419 Christian Dior SE (Consumer
Durables & Apparel) 1,752,173
100,989 Cie de Saint-Gobain SA
(Capital Goods) 9,210,457
55,311 Danone SA (Food, Beverage &
Tobacco) 4,028,828
12,738 Dassault Aviation SA (Capital
Goods) 2,630,249
16,549 Dassault Systemes (Software &
Services) 657,340
25,924 Eiffage SA (Capital Goods) 2,503,370
330,452 Engie SA (Utilities) 5,714,248
44,108 EssilorLuxottica SA (Health
Care Equipment & Services) 10,450,268
2,962 Hermes International SCA
(Consumer Durables & Apparel) 7,293,505
95,008 Klepierre SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,113,033
67,487 Legrand SA (Capital Goods) 7,774,902
2,349 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables
& Apparel) 1,801,393
72,358 Publicis Groupe SA (Media &
Entertainment) 7,918,601
82,118 Rexel SA (Capital Goods) 2,380,331
42,906 Safran SA (Capital Goods) 10,096,775
71,226 SCOR SE (Insurance) 1,593,336
18,775 Thales SA (Capital Goods) 2,983,937
191,443 Veolia Environnement SA
(Utilities) 6,302,936
113,055,974
Georgia – 0.2%
5,186 Bank of Georgia Group PLC
(Banks) 254,803
49,396 TBC Bank Group PLC (Banks) 1,750,060
2,004,863
Germany – 10.4%
41,047 Allianz SE (Insurance) 13,501,153
57,970 BASF SE (Materials) 3,072,580

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
66,452 CECONOMY AG (Consumer
Discretionary Distribution &
Retail)* $ 241,992
84,941 E.ON SE (Utilities) 1,264,937
10,971 Fresenius Medical Care AG
(Health Care Equipment &
Services) 466,177
186,703 Fresenius SE & Co. KGaA
(Health Care Equipment &
Services)* 7,122,858
14,058 GEA Group AG (Capital
Goods) 689,497
27,193 Hannover Rueck SE (Insurance) 7,762,504
57,406 Knorr-Bremse AG (Capital
Goods) 5,115,156
19,307 MTU Aero Engines AG (Capital
Goods) 6,033,984
19,390 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 10,684,758
6,485 Nemetschek SE (Software &
Services) 674,051
1,094 Rheinmetall AG (Capital
Goods) 594,727
83,568 SAP SE (Software & Services) 19,114,739
8,646 Scout24 SE (Media &
Entertainment)
(a)
744,402
56,398 Siemens AG (Capital Goods) 11,409,771
252,862 Siemens Energy AG (Capital
Goods)* 9,335,644
33,501 Symrise AG (Materials) 4,636,191
19,969 Talanx AG (Insurance) 1,683,284
30,667 Zalando SE (Consumer
Discretionary Distribution &
Retail)*
(a)
1,013,604
105,162,009
Hong Kong – 1.9%
1,495,200 AIA Group Ltd. (Insurance) 13,057,369
265,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 2,876,653
98,500 Swire Pacific Ltd., Class A
(Capital Goods) 839,941
3,749,000 WH Group Ltd. (Food,
Beverage & Tobacco)
(a)
2,952,710
19,726,673
Ireland – 0.0%
73,446 Greencore Group PLC (Food,
Beverage & Tobacco)* 180,676
Italy – 4.4%
49,268 Azimut Holding SpA (Financial
Services) 1,274,228
4,870 Banca Generali SpA (Financial
Services) 218,456
507,944 Banca Mediolanum SpA
(Financial Services) 6,416,016
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
599,354 Banca Monte dei Paschi di
Siena SpA (Banks) $ 3,463,896
981,229 Banco BPM SpA (Banks) 6,629,627
22,617 Credito Emiliano SpA (Banks) 256,195
67,620 Leonardo SpA (Capital Goods) 1,513,424
112,352 Prysmian SpA (Capital Goods) 8,174,572
306,223 UniCredit SpA (Banks) 13,443,697
270,219 Unipol Gruppo SpA (Insurance) 3,216,169
44,606,280
Japan – 22.1%
88,300 Bic Camera, Inc. (Consumer
Discretionary Distribution &
Retail) 977,525
57,400 Brother Industries Ltd.
(Technology Hardware &
Equipment) 1,125,754
159,000 Central Japan Railway Co.
(Transportation) 3,671,321
8,700 Chubu Electric Power Co., Inc.
(Utilities) 102,244
53,900 Coca-Cola Bottlers Japan
Holdings, Inc. (Food, Beverage
& Tobacco) 748,927
10,200 Dai Nippon Printing Co. Ltd.
(Commercial & Professional
Services) 182,124
191,400 Dai-ichi Life Holdings, Inc.
(Insurance) 4,966,325
198,600 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 6,251,130
85,600 Daiwa Securities Group, Inc.
(Financial Services) 607,132
34,800 DCM Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 384,537
27,700 DIC Corp. (Materials) 627,899
22,500 EDION Corp. (Consumer
Discretionary Distribution &
Retail) 287,706
44,300 Eisai Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 1,651,280
182,300 ENEOS Holdings, Inc. (Energy) 998,123
4,200 Fast Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 1,393,548
263,600 Food & Life Cos. Ltd.
(Consumer Services) 5,296,642
11,100 Fuji Corp. (Capital Goods) 178,319
49,700 Fuji Oil Holdings, Inc. (Food,
Beverage & Tobacco) 1,099,152
14,000 Fujitsu Ltd. (Software &
Services) 287,832
23,400 H.U. Group Holdings, Inc.
(Health Care Equipment &
Services) 433,876
23,200 Heiwa Corp. (Consumer
Services) 344,329

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
47,400 Hokuriku Electric Power Co.
(Utilities) $ 305,109
428,100 Honda Motor Co. Ltd.
(Automobiles & Components) 4,570,543
607,200 Hulic Co. Ltd. (Real Estate
Management & Development) 6,180,987
94,600 Japan Post Holdings Co. Ltd.
(Insurance) 907,134
36,300 JGC Holdings Corp. (Capital
Goods) 318,412
17,200 Joshin Denki Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 324,693
23,000 Kagome Co. Ltd. (Food,
Beverage & Tobacco) 515,381
8,400 Kaken Pharmaceutical Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 224,667
30,100 Kawasaki Heavy Industries Ltd.
(Capital Goods) 1,233,773
32,900 KDDI Corp.
(Telecommunication Services) 1,054,034
49,900 Kewpie Corp. (Food, Beverage
& Tobacco) 1,246,534
212,200 Kikkoman Corp. (Food,
Beverage & Tobacco) 2,414,102
263,600 Kirin Holdings Co. Ltd. (Food,
Beverage & Tobacco) 4,017,229
349,100 Kobe Steel Ltd. (Materials) 4,183,826
6,200 Komeri Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 160,512
5,300 Kura Sushi, Inc. (Consumer
Services) 139,068
1,400 Lasertec Corp. (Semiconductors
& Semiconductor Equipment) 233,417
6,100 Life Corp. (Consumer Staples
Distribution & Retail) 154,750
49,900 Lintec Corp. (Materials) 1,154,004
140,700 Marubeni Corp. (Capital
Goods) 2,324,624
40,300 Marusan Securities Co. Ltd.
(Financial Services) 259,949
16,800 Mitsubishi Corp. (Capital
Goods) 349,102
218,000 Mitsubishi Electric Corp.
(Capital Goods) 3,536,166
94,900 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 1,498,878
939,800 Mitsubishi HC Capital, Inc.
(Financial Services) 6,674,579
53,800 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution
& Retail) 1,986,376
195,300 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 1,840,284
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
212,100 Mitsui OSK Lines Ltd.
(Transportation) $ 7,343,034
160,900 Modec, Inc. (Energy) 3,862,325
418,200 MS&AD Insurance Group
Holdings, Inc. (Insurance) 9,829,451
67,800 NEC Corp. (Software &
Services) 6,547,200
34,800 Nexon Co. Ltd. (Media &
Entertainment) 691,542
146,900 NGK Insulators Ltd. (Capital
Goods) 1,932,048
39,900 Nichirei Corp. (Food, Beverage
& Tobacco) 1,236,325
45,800 Nippon Kayaku Co. Ltd.
(Materials) 400,111
4,205,200 Nippon Telegraph & Telephone
Corp. (Telecommunication
Services) 4,311,109
194,900 Nippon Yusen KK
(Transportation) 7,158,981
5,000 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) 184,253
71,000 Nitto Denko Corp. (Materials) 1,194,807
99,900 Nomura Real Estate Holdings,
Inc. (Real Estate Management
& Development) 2,691,615
119,200 Oji Holdings Corp. (Materials) 477,541
86,700 Otsuka Holdings Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 4,924,484
79,800 PHC Holdings Corp. (Health
Care Equipment & Services) 590,493
1,013,000 Rakuten Group, Inc. (Consumer
Discretionary Distribution &
Retail)* 6,536,291
300,800 Santen Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 3,651,511
61,400 SCREEN Holdings Co.
Ltd. (Semiconductors &
Semiconductor Equipment) 4,317,737
128,100 Sekisui Chemical Co. Ltd.
(Consumer Durables & Apparel) 2,002,939
213,700 Sekisui House Ltd. (Consumer
Durables & Apparel) 5,933,528
67,600 Shikoku Electric Power Co.,
Inc. (Utilities) 601,424
11,800 Shimamura Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 644,584
453,300 Shionogi & Co. Ltd.
(Pharmaceuticals,
Biotechnology & Life Sciences) 6,497,687
1,370,000 SoftBank Corp.
(Telecommunication Services) 1,788,659
50,400 SoftBank Group Corp.
(Telecommunication Services) 2,989,538
125,300 Sojitz Corp. (Capital Goods) 2,968,815

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
218,000 Sompo Holdings, Inc.
(Insurance) $ 4,913,895
38,200 Sumitomo Corp. (Capital
Goods) 857,821
409,100 Sumitomo Electric Industries
Ltd. (Automobiles &
Components) 6,642,839
286,300 Sumitomo Mitsui Trust
Holdings, Inc. (Banks) 6,852,573
77,100 Sumitomo Realty &
Development Co. Ltd. (Real
Estate Management &
Development) 2,609,877
144,300 T&D Holdings, Inc. (Insurance) 2,544,125
22,800 Toho Holdings Co. Ltd. (Health
Care Equipment & Services) 724,638
173,900 Tokai Tokyo Financial Holdings,
Inc. (Financial Services) 590,977
166,600 Tokio Marine Holdings, Inc.
(Insurance) 6,143,283
428,600 Tokyo Century Corp. (Financial
Services) 4,827,865
8,000 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 1,426,686
20,300 Tokyo Tatemono Co. Ltd.
(Real Estate Management &
Development) 326,053
780,700 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 5,431,840
6,400 Toyo Seikan Group Holdings
Ltd. (Materials) 100,730
25,100 Toyota Motor Corp.
(Automobiles & Components) 451,148
111,900 Trend Micro, Inc. (Software &
Services) 6,644,102
18,000 UACJ Corp. (Materials) 643,842
6,700 Valor Holdings Co. Ltd.
(Consumer Staples Distribution
& Retail) 103,197
20,700 West Japan Railway Co.
(Transportation) 393,122
163,800 Yamada Holdings Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 513,595
59,600 Yamazaki Baking Co. Ltd.
(Food, Beverage & Tobacco) 1,180,940
224,655,038
Netherlands – 3.4%
32,851 Aegon Ltd. (Insurance) 211,006
25,283 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 21,031,944
1,624 Euronext NV (Financial
Services)
(a)
176,281
231,887 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 8,009,624
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
9,682 NSI NV REIT (Equity Real
Estate Investment Trusts
(REITs)) $ 222,017
31,405 Wolters Kluwer NV
(Commercial & Professional
Services) 5,297,139
34,948,011
Norway – 1.3%
249,322 Aker BP ASA (Energy) 5,336,243
73,646 Kongsberg Gruppen ASA
(Capital Goods) 7,193,700
28,601 Pexip Holding ASA (Software
& Services) 105,222
12,635,165
Singapore – 1.0%
142,288 Hafnia Ltd. (Energy) 1,010,357
75,700 Keppel Ltd. (Capital Goods) 388,846
557,600 Oversea-Chinese Banking Corp.
Ltd. (Banks) 6,527,253
72,201 Seatrium Ltd. (Capital Goods)* 100,013
98,300 United Overseas Bank Ltd.
(Banks) 2,453,762
10,480,231
South Africa – 0.0%
949,822 Pan African Resources PLC
(Materials) 402,547
Spain – 1.3%
215,532 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 12,765,210
Sweden – 3.0%
122,654 AAK AB (Food, Beverage &
Tobacco) 4,021,917
110,522 Alfa Laval AB (Capital Goods) 5,313,454
12,860 Ambea AB (Health Care
Equipment & Services)
(a)
113,814
182,782 Essity AB, Class B (Household
& Personal Products) 5,703,473
31,123 Evolution AB (Consumer
Services)
(a)
3,061,043
158,538 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary Distribution &
Retail) 2,700,158
45,980 Saab AB, Class B (Capital
Goods) 979,858
185,452 Swedbank AB, Class A (Banks) 3,936,342
615,708 Telefonaktiebolaget LM
Ericsson, Class B (Technology
Hardware & Equipment) 4,652,569
30,482,628
Switzerland – 5.5%
202,270 ABB Ltd. (Capital Goods) 11,734,822
1,381 Baloise Holding AG (Insurance) 282,406

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
10 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage
& Tobacco) $ 1,273,706
11 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage
& Tobacco) 141,899
13,595 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 8,627,165
165,453 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 19,050,653
5,325 Sandoz Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 221,908
13,535 Sika AG (Materials) 4,486,386
338,982 UBS Group AG (Financial
Services) 10,489,476
56,308,421
United Kingdom – 11.9%
59,181 Associated British Foods PLC
(Food, Beverage & Tobacco) 1,849,565
18,003 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 2,804,624
1,722 AstraZeneca PLC
ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 134,161
665,010 Aviva PLC (Insurance) 4,307,113
246,605 BAE Systems PLC (Capital
Goods) 4,094,155
429,305 Barratt Developments PLC
(Consumer Durables & Apparel) 2,754,253
29,116 Beazley PLC (Insurance) 297,338
299,227 Compass Group PLC
(Consumer Services) 9,593,124
282,059 Currys PLC (Consumer
Discretionary Distribution &
Retail)* 337,315
7,293 DCC PLC (Capital Goods) 497,889
58,037 Galliford Try Holdings PLC
(Capital Goods) 238,985
124,467 IG Group Holdings PLC
(Financial Services) 1,531,769
269,146 Imperial Brands PLC (Food,
Beverage & Tobacco) 7,829,208
34,895 Informa PLC (Media &
Entertainment) 383,759
199,869 Investec PLC (Financial
Services) 1,521,213
14,264 Keller Group PLC (Capital
Goods) 308,175
54,398 Lancashire Holdings Ltd.
(Insurance) 499,637
956,006 M&G PLC (Financial Services) 2,651,823
1,371,593 Marks & Spencer Group PLC
(Consumer Staples Distribution
& Retail) 6,844,874
75,916 Mears Group PLC (Commercial
& Professional Services) 383,655
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
29,163 Mitchells & Butlers PLC
(Consumer Services)* $ 115,833
580,523 Mitie Group PLC (Commercial
& Professional Services) 920,945
302,240 National Grid PLC (Utilities) 4,177,867
1,727,470 NatWest Group PLC (Banks) 7,997,076
50,570 Next PLC (Consumer
Discretionary Distribution &
Retail) 6,624,494
37,181 Paragon Banking Group PLC
(Financial Services) 386,161
13,174 Pearson PLC (Consumer
Services) 179,093
66,949 Pearson PLC ADR (Consumer
Services) 908,498
278,541 Persimmon PLC (Consumer
Durables & Apparel) 6,129,541
36,236 RELX PLC (Commercial &
Professional Services) 1,710,931
1,907,590 Rolls-Royce Holdings PLC
(Capital Goods)* 13,500,956
8,999 Sage Group PLC (The)
(Software & Services) 123,612
171,105 Smiths Group PLC (Capital
Goods) 3,845,250
316,675 SSE PLC (Utilities) 7,981,607
2,523,753 Taylor Wimpey PLC (Consumer
Durables & Apparel) 5,551,456
1,616,523 Tesco PLC (Consumer Staples
Distribution & Retail) 7,761,429
157,978 TP ICAP Group PLC (Financial
Services) 499,509
21,213 Unilever PLC (Household &
Personal Products) 1,375,309
127,990 Vistry Group PLC (Consumer
Durables & Apparel)* 2,238,290
120,890,492
United States – 5.3%
440,581 GSK PLC (Pharmaceuticals,
Biotechnology & Life Sciences) 8,970,680
40,474 GSK PLC ADR
(Pharmaceuticals,
Biotechnology & Life Sciences) 1,654,577
57,904 Nestle SA (Food, Beverage &
Tobacco) 5,818,914
63,483 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 20,315,655
72,983 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 8,403,218
243,461 Shell PLC (Energy) 8,042,593
53,205,637
TOTAL COMMON STOCKS
(Cost $758,893,860)
983,321,683

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Rate Value
a
Preferred Stock – 0.8%
Germany – 0.8%
82,078 Henkel AG
& Co. KGaA
(Household
& Personal
Products)
(Cost $6,152,055)
2.19% $ 7,715,323
TOTAL INVESTMENTS – 97.6%
(Cost $765,045,915)
$ 991,037,006
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.4%
24,720,913
NET ASSETS – 100.0%
$ 1,015,757,919
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 23.1%
Industrials 18.7
Health Care 14.7
Consumer Discretionary 12.3
Consumer Staples 8.4
Information Technology 7.0
Materials 5.0
Real Estate 3.5
Utilities 2.7
Communication Services 2.6
Energy 2.0
TOTAL INVESTMENTS
100.0%

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
FUTURES CONTRACTS
— At September 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 63 12/20/24 $ 3,527,463 $ 119,690
FTSE 100 Index 12 12/20/24 1,329,757 (8,479)
Hang Seng Index 3 10/30/24 410,569 56,595
MSCI Singapore Index 4 10/29/24 106,874 (46)
SPI 200 Index 4 12/19/24 574,235 8,190
TOPIX Index 10 12/12/24 1,842,060 80,479
Total Futures Contracts
$ 256,429

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.4%
Aerospace & Defense – 1.2%
3,982 Curtiss-Wright Corp. $ 1,308,844
16,693 HEICO Corp., Class A 3,401,366
12,658 Hexcel Corp. 782,644
111,232 Howmet Aerospace, Inc. 11,151,008
12,408 Lockheed Martin Corp. 7,253,221
86,880 Rocket Lab USA, Inc.* 845,342
149,820 RTX Corp. 18,152,191
42,894,616
Automobile Components – 0.2%
70,754 Autoliv, Inc. (Sweden) 6,606,301
11,750 Fox Factory Holding Corp.* 487,625
108,396 Goodyear Tire & Rubber Co.
(The)* 959,305
8,053,231
Automobiles – 1.2%
97,923 General Motors Co. 4,390,867
146,333 Tesla, Inc.* 38,285,103
42,675,970
Banks – 1.6%
260,798 Bank of America Corp. 10,348,465
50,591 Bank OZK 2,174,907
4,743 BOK Financial Corp. 496,213
10,418 Cadence Bank 331,813
77,539 Cullen/Frost Bankers, Inc. 8,673,512
11,346 East West Bancorp, Inc. 938,768
40,192 First BanCorp. (Puerto Rico) 850,865
6,380 First Citizens BancShares, Inc.,
Class A 11,745,261
126,581 Huntington Bancshares, Inc. 1,860,741
18,404 Independent Bank Corp. 1,088,228
35,645 International Bancshares Corp. 2,131,214
40,827 JPMorgan Chase & Co. 8,608,781
5,054 PNC Financial Services Group,
Inc. (The) 934,232
86,695 Prosperity Bancshares, Inc. 6,248,109
56,431,109
Beverages – 0.2%
4,124 Coca-Cola Consolidated, Inc. 5,428,833
23,763 Primo Water Corp. 600,016
6,028,849
Biotechnology – 4.0%
279,233 AbbVie, Inc. 55,142,933
29,001 Alnylam Pharmaceuticals, Inc.* 7,976,145
72,662 Aurinia Pharmaceuticals, Inc.
(Canada)* 532,613
11,499 Biogen, Inc.* 2,228,966
254,998 Gilead Sciences, Inc. 21,379,032
30,241 Protagonist Therapeutics, Inc.* 1,360,845
9,575 Regeneron Pharmaceuticals,
Inc.* 10,065,623
119,754 TG Therapeutics, Inc.* 2,801,046
76,297 Vertex Pharmaceuticals, Inc.* 35,484,209
136,971,412
Broadline Retail – 3.7%
623,356 Amazon.com, Inc.* 116,149,924
34,974 eBay, Inc. 2,277,157
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – (continued)
5,605 MercadoLibre, Inc. (Brazil)* $ 11,501,236
129,928,317
Building Products – 0.8%
3,357 AAON, Inc. 362,019
21,989 Johnson Controls International
PLC 1,706,566
39,269 Lennox International, Inc. 23,729,864
25,798,449
Capital Markets – 3.5%
167,106 CME Group, Inc. 36,871,939
1,862 Coinbase Global, Inc., Class A* 331,753
235,098 Franklin Resources, Inc. 4,737,225
31,838 Interactive Brokers Group, Inc.,
Class A 4,436,944
107,848 Jefferies Financial Group, Inc. 6,638,044
9,250 LPL Financial Holdings, Inc. 2,151,827
188,821 Morgan Stanley 19,682,701
189,281 Nasdaq, Inc. 13,819,406
190,046 Northern Trust Corp. 17,109,841
4,488 Piper Sandler Cos. 1,273,739
576,185 Robinhood Markets, Inc., Class
A* 13,494,253
120,547,672
Chemicals – 1.4%
47,477 CF Industries Holdings, Inc. 4,073,526
8,601 Dow, Inc. 469,873
71,308 Element Solutions, Inc. 1,936,725
35,970 FMC Corp. 2,371,862
235,969 Mosaic Co. (The) 6,319,250
16,316 Olin Corp. 782,842
81,377 Sherwin-Williams Co. (The) 31,059,159
47,013,237
Commercial Services & Supplies – 0.1%
18,832 Cintas Corp. 3,877,132
78,137 Healthcare Services Group, Inc.* 872,790
4,749,922
Communications Equipment – 1.1%
74,650 Arista Networks, Inc.* 28,652,163
133,214 Cisco Systems, Inc. 7,089,649
6,071 Motorola Solutions, Inc. 2,729,704
38,471,516
Construction & Engineering – 0.3%
19,697 Comfort Systems USA, Inc. 7,688,724
10,330 Limbach Holdings, Inc.* 782,601
3,893 Sterling Infrastructure, Inc.* 564,563
9,035,888
Construction Materials – 0.7%
32,458 Eagle Materials, Inc. 9,336,544
6,646 Martin Marietta Materials, Inc. 3,577,209
76,142 Summit Materials, Inc., Class A* 2,971,822
35,514 Vulcan Materials Co. 8,893,771
24,779,346
Consumer Finance – 2.2%
125,798 Ally Financial, Inc. 4,477,151

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Finance – (continued)
234,665 Capital One Financial Corp. $ 35,136,390
96,351 Discover Financial Services 13,517,082
24,872 Navient Corp. 387,755
131,102 OneMain Holdings, Inc. 6,170,971
337,757 Synchrony Financial 16,847,319
76,536,668
Consumer Staples Distribution & Retail – 2.6%
8,547 Casey's General Stores, Inc. 3,211,194
67,314 Costco Wholesale Corp. 59,675,207
183,391 Target Corp. 28,583,321
91,469,722
Containers & Packaging – 0.1%
32,406 Berry Global Group, Inc. 2,202,960
54,728 Sealed Air Corp. 1,986,626
4,189,586
Diversified Consumer Services – 0.5%
18,852 Bright Horizons Family
Solutions, Inc.* 2,641,731
455,414 Coursera, Inc.* 3,615,987
1,587 Graham Holdings Co., Class B 1,304,069
17,838 Grand Canyon Education, Inc.* 2,530,320
14,814 H&R Block, Inc. 941,430
63,661 Service Corp. International 5,024,763
3,840 Strategic Education, Inc. 355,392
16,413,692
Electric Utilities – 0.5%
270,149 Xcel Energy, Inc. 17,640,730
Electrical Equipment – 1.3%
195,946 AMETEK, Inc. 33,645,887
32,308 Emerson Electric Co. 3,533,526
101,799 nVent Electric PLC 7,152,398
44,331,811
Electronic Equipment, Instruments & Components – 0.5%
94,239 Keysight Technologies, Inc.* 14,977,404
2,989 Teledyne Technologies, Inc.* 1,308,166
1 Vontier Corp. 34
16,285,604
Energy Equipment & Services – 0.8%
334,376 Schlumberger NV 14,027,073
476,743 TechnipFMC PLC (United
Kingdom) 12,504,969
26,532,042
Entertainment – 0.7%
28,089 Netflix, Inc.* 19,922,685
97,602 ROBLOX Corp., Class A* 4,319,865
24,242,550
Financial Services – 3.7%
53,130 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,726,193
133,530 Berkshire Hathaway, Inc., Class
B* 61,458,518
343,965 Equitable Holdings, Inc. 14,456,849
12,041 Euronet Worldwide, Inc.* 1,194,829
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
193,899 Fiserv, Inc.* $ 34,833,955
8,978 Merchants Bancorp 403,651
119,426 MGIC Investment Corp. 3,057,305
151,167 Voya Financial, Inc. 11,975,450
129,106,750
Food Products – 0.1%
39,594 Darling Ingredients, Inc.* 1,471,313
9,833 Lancaster Colony Corp. 1,736,213
3,207,526
Ground Transportation – 1.0%
94,059 CSX Corp. 3,247,857
12,022 Norfolk Southern Corp. 2,987,467
36,542 Ryder System, Inc. 5,327,824
122,521 Uber Technologies, Inc.* 9,208,678
43,995 Union Pacific Corp. 10,843,888
31,615,714
Health Care Equipment & Supplies – 1.7%
507,954 Boston Scientific Corp.* 42,566,545
35,822 Intuitive Surgical, Inc.* 17,598,274
60,164,819
Health Care Providers & Services – 4.2%
21,748 Cigna Group (The) 7,534,377
71,276 Elevance Health, Inc. 37,063,520
6,544 Encompass Health Corp. 632,412
43,802 HCA Healthcare, Inc. 17,802,447
49,173 HealthEquity, Inc.* 4,024,810
34,579 Humana, Inc. 10,952,553
157,166 LifeStance Health Group, Inc.* 1,100,162
6,269 Molina Healthcare, Inc.* 2,160,047
19,477 Quest Diagnostics, Inc. 3,023,804
16,065 Tenet Healthcare Corp.* 2,670,003
47,957 UnitedHealth Group, Inc. 28,039,499
127,035 Universal Health Services, Inc.,
Class B 29,092,285
144,095,919
Health Care REITs – 0.1%
47,046 Omega Healthcare Investors, Inc.
REIT 1,914,772
28,435 Ventas, Inc. REIT 1,823,537
3,738,309
Hotel & Resort REITs – 0.2%
115,123 Chatham Lodging Trust REIT 980,848
531,112 Park Hotels & Resorts, Inc. REIT 7,488,679
8,469,527
Hotels, Restaurants & Leisure – 1.8%
49,494 Airbnb, Inc., Class A* 6,276,334
558,821 Chipotle Mexican Grill, Inc.* 32,199,266
53,406 International Game Technology
PLC 1,137,548
261,983 Life Time Group Holdings, Inc.* 6,397,625
42,721 MGM Resorts International* 1,669,964
11,998 Red Rock Resorts, Inc., Class A 653,171
18,807 Wingstop, Inc. 7,825,216
58,200 Wynn Resorts Ltd. 5,580,216

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
5,222 Yum! Brands, Inc. $ 729,566
62,468,906
Household Durables – 2.3%
188,174 D.R. Horton, Inc. 35,897,954
214,994 M/I Homes, Inc.* 36,841,372
40,583 PulteGroup, Inc. 5,824,878
78,564,204
Household Products – 0.0%
8,185 Procter & Gamble Co. (The) 1,417,642
Industrial REITs – 0.5%
102,576 First Industrial Realty Trust, Inc.
REIT 5,742,204
149,533 LXP Industrial Trust REIT 1,502,807
65,403 Prologis, Inc. REIT 8,259,091
6,896 Rexford Industrial Realty, Inc.
REIT 346,938
15,851,040
Insurance – 2.5%
20,517 Allstate Corp. (The) 3,891,049
35,396 American Financial Group, Inc. 4,764,302
49,985 Arch Capital Group Ltd.* 5,592,322
41,284 CNO Financial Group, Inc. 1,449,068
17,855 Goosehead Insurance, Inc., Class
A* 1,594,451
8,744 Kinsale Capital Group, Inc. 4,070,944
15,650 Marsh & McLennan Cos., Inc. 3,491,359
157,127 Progressive Corp. (The) 39,872,548
6,559 Reinsurance Group of America,
Inc. 1,429,009
65,766 Travelers Cos., Inc. (The) 15,397,136
98,163 W R Berkley Corp. 5,568,787
87,120,975
Interactive Media & Services – 6.1%
451,486 Alphabet, Inc., Class A 74,878,953
315,000 Alphabet, Inc., Class C 52,664,850
438,928 fuboTV, Inc.* 623,278
141,176 Meta Platforms, Inc., Class A 80,814,789
208,981,870
IT Services – 1.4%
5,074 EPAM Systems, Inc.* 1,009,878
52,678 Gartner, Inc.* 26,695,103
77,270 International Business Machines
Corp. 17,082,852
13,789 MongoDB, Inc.* 3,727,856
5,663 Perficient, Inc.* 427,443
9,314 VeriSign, Inc.* 1,769,288
50,712,420
Leisure Products – 0.5%
189,586 Hasbro, Inc. 13,710,860
60,238 Mattel, Inc.* 1,147,534
132,089 Topgolf Callaway Brands Corp.* 1,450,337
16,308,731
Life Sciences Tools & Services – 2.0%
123,311 IQVIA Holdings, Inc.* 29,221,008
67,528 Medpace Holdings, Inc.* 22,540,846
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
9,338 Mettler-Toledo International,
Inc.* $ 14,004,199
3,494 Thermo Fisher Scientific, Inc. 2,161,283
6,675 West Pharmaceutical Services,
Inc. 2,003,568
69,930,904
Machinery – 1.3%
5,761 AGCO Corp. 563,771
1 Fortive Corp. 79
97,597 Illinois Tool Works, Inc. 25,577,246
151,534 Mueller Industries, Inc. 11,228,669
66,199 Mueller Water Products, Inc.,
Class A 1,436,518
15,142 Snap-on, Inc. 4,386,789
17,147 Trinity Industries, Inc. 597,402
43,790,474
Media – 0.9%
1,694 Cable One, Inc. 592,544
759 Charter Communications, Inc.,
Class A* 245,977
37,692 Liberty Broadband Corp., Class
C* 2,913,215
538,121 News Corp., Class A 14,330,162
130,537 Trade Desk, Inc. (The), Class A* 14,313,382
32,395,280
Metals & Mining – 1.5%
1,106,066 Anglogold Ashanti PLC (United
Kingdom)
(a)
29,454,537
120,574 Carpenter Technology Corp. 19,241,199
35,810 Gatos Silver, Inc.* 540,015
209,660 Hecla Mining Co. 1,398,432
50,634,183
Multi-Utilities – 0.0%
3,200 Black Hills Corp. 195,584
Office REITs – 0.1%
48,088 Cousins Properties, Inc. REIT 1,417,634
1 Vornado Realty Trust REIT 39
1,417,673
Oil, Gas & Consumable Fuels – 1.5%
135,360 Antero Midstream Corp. 2,037,168
10,830 Cheniere Energy, Inc. 1,947,667
89,256 EOG Resources, Inc. 10,972,240
88,260 Exxon Mobil Corp. 10,345,837
12,264 Hess Corp. 1,665,451
43,602 Kinder Morgan, Inc. 963,168
14,840 Marathon Petroleum Corp. 2,417,584
8,760 ONEOK, Inc. 798,299
28,683 Scorpio Tankers, Inc. (Monaco) 2,045,098
108,374 Teekay Tankers Ltd., Class A
(Canada) 6,312,786
44,424 Valero Energy Corp. 5,998,573
156,754 Williams Cos., Inc. (The) 7,155,820
52,659,691
Paper & Forest Products – 0.0%
15,157 Sylvamo Corp. 1,301,228

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Passenger Airlines – 0.1%
52,440 Alaska Air Group, Inc.* $ 2,370,812
9,795 Allegiant Travel Co. 539,313
2,910,125
Personal Care Products – 0.2%
55,484 elf Beauty, Inc.* 6,049,421
Pharmaceuticals – 2.4%
196,040 Bristol-Myers Squibb Co. 10,143,110
47,539 Elanco Animal Health, Inc.* 698,348
12,802 Eli Lilly & Co. 11,341,804
304,379 Johnson & Johnson 49,327,661
26,154 Merck & Co., Inc. 2,970,048
48,148 Zoetis, Inc. 9,407,156
83,888,127
Professional Services – 1.6%
35,982 Equifax, Inc. 10,573,671
163,147 ExlService Holdings, Inc.* 6,224,058
39,782 FTI Consulting, Inc.* 9,052,792
45,729 Genpact Ltd. 1,793,034
156,109 Parsons Corp.* 16,185,381
137,993 UL Solutions, Inc., Class A 6,803,055
50,631,991
Real Estate Management & Development – 0.1%
71,280 CoStar Group, Inc.* 5,377,363
Residential REITs – 0.8%
1 Apartment Investment and
Management Co., Class A REIT* 9
19,800 AvalonBay Communities, Inc.
REIT 4,459,950
130,426 Camden Property Trust REIT 16,111,524
42,893 Equity LifeStyle Properties, Inc.
REIT 3,059,986
11,780 Equity Residential REIT 877,139
26,742 Mid-America Apartment
Communities, Inc. REIT 4,249,304
28,757,912
Retail REITs – 0.1%
21,275 Brixmor Property Group, Inc.
REIT 592,721
63,218 NNN REIT, Inc. REIT 3,065,441
2 Simon Property Group, Inc.
REIT 338
3,658,500
Semiconductors & Semiconductor Equipment – 7.9%
121,381 Applied Materials, Inc. 24,525,031
25,132 Axcelis Technologies, Inc.* 2,635,090
386,840 Broadcom, Inc. 66,729,900
3,264 KLA Corp. 2,527,674
4,959 Lam Research Corp. 4,046,941
1,307,951 NVIDIA Corp. 158,837,570
63,128 Texas Instruments, Inc. 13,040,351
272,342,557
Software – 11.0%
371,526 ACI Worldwide, Inc.* 18,910,673
52,029 Adobe, Inc.* 26,939,575
367,100 Clear Secure, Inc., Class A 12,165,694
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
34,428 CommVault Systems, Inc.* $ 5,296,748
42,325 Fortinet, Inc.* 3,282,304
34,876 Intuit, Inc. 21,657,996
9,452 Manhattan Associates, Inc.* 2,659,604
524,636 Microsoft Corp. 225,750,871
181,885 Oracle Corp. 30,993,204
3,825 Palo Alto Networks, Inc.* 1,307,385
24,029 ServiceNow, Inc.* 21,491,297
1,599 SPS Commerce, Inc.* 310,478
8,354 Varonis Systems, Inc.* 472,001
43,289 Zscaler, Inc.* 7,399,822
378,637,652
Specialized REITs – 0.1%
5,206 CubeSmart REIT 280,239
9,634 Lamar Advertising Co., Class
A REIT 1,287,102
1,567,341
Specialty Retail – 1.6%
62,402 Abercrombie & Fitch Co., Class
A* 8,730,040
785 Asbury Automotive Group, Inc.* 187,293
122,977 Best Buy Co., Inc. 12,703,524
17,213 CarMax, Inc.* 1,331,942
80,872 Chewy, Inc., Class A* 2,368,741
91,859 Lowe’s Cos., Inc. 24,880,010
39,680 Ross Stores, Inc. 5,972,237
1 Victoria's Secret & Co.* 25
56,173,812
Technology Hardware, Storage & Peripherals – 8.5%
1,069,447 Apple, Inc. 249,181,151
334,473 Dell Technologies, Inc., Class C 39,648,430
42,942 NetApp, Inc. 5,303,766
5,355 Seagate Technology Holdings
PLC 586,533
294,719,880
Textiles, Apparel & Luxury Goods – 1.0%
50,176 Birkenstock Holding PLC
(Luxembourg)* 2,473,175
23,412 Deckers Outdoor Corp.* 3,733,043
170,151 Figs, Inc., Class A* 1,163,833
58,375 G-III Apparel Group Ltd.* 1,781,605
217,205 Levi Strauss & Co., Class A 4,735,069
31,116 Ralph Lauren Corp. 6,032,459
188,219 Skechers USA, Inc., Class A* 12,595,616
32,514,800
Tobacco – 0.1%
259,243 Vector Group Ltd. 3,867,906
Trading Companies & Distributors – 0.3%
6,318 Ferguson Enterprises, Inc. 1,254,565
42,034 FTAI Aviation Ltd. 5,586,319
5,515 United Rentals, Inc. 4,465,661
11,306,545

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Wireless Telecommunication Services – 0.0%
30,785 Telephone and Data Systems,
Inc. $ 715,751
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,746,784,181)
3,398,290,991
Dividend Rate
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
4,534,125 5.220% 4,534,125
(Cost $4,534,125)
TOTAL INVESTMENTS – 98.5%
(Cost $1,751,318,306)
$ 3,402,825,116
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.5%
52,875,006
NET ASSETS – 100.0%
$ 3,455,700,122
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At September 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 17 12/20/24 $ 1,911,820 $ 36,399
S&P 500 E-Mini Index 65 12/20/24 18,896,313 401,387
Total Futures Contracts
$ 437,786

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
September 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-
Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan.
The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur
International Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 402,547 $ — $ —
Asia 12,861,911 254,861,942 —
Europe 21,234,492 567,539,979 —
North America 1,654,577 51,551,060 —
Oceania — 80,930,498 —
Total
$ 36,153,527 $ 954,883,479 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 264,954 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (8,525) $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
U.S. Tax-Managed Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 53,084,080 $ — $ —
North America 3,333,705,675 — —
South America 11,501,236 — —
Securities Lending Reinvestment Vehicle 4,534,125 — —
Total
$ 3,402,825,116 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 437,786 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Foreign Custody Risk— A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.
Foreign and Emerging Countries Risk— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2024 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global
Equity Portfolio to shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)